Retirement Plans (Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, ending	$ 5,011	$ 4,528
Amount recognized in the balance sheet	(121)
Noncurrent assets	438
Noncurrent liability	(539)	(805)
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	70	55	52
Interest cost	167	172	172
Amount recognized in the balance sheet	249	(484)
Noncurrent assets	435	0
Current liabilities	(10)	(9)
Noncurrent liability	(176)	(475)
Accumulated other comprehensive loss	(871)	(1,674)
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	31	27	30
Interest cost	46	50	50
Amount recognized in the balance sheet	(370)	(334)
Noncurrent assets	3	4
Current liabilities	(10)	(8)
Noncurrent liability	(363)	(330)
Accumulated other comprehensive loss	(343)	(308)
Projected Benefit Obligation [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, beginning	4,203	3,644
Service cost	70	55
Interest cost	167	172
Actuarial (gain) loss	(403)	502
Benefits paid	(176)	(173)
Foreign currency translation and other	2	3
Projected benefit obligation, ending	3,863	4,203
Projected Benefit Obligation [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, beginning	1,143	960
Service cost	31	27
Interest cost	46	50
Actuarial (gain) loss	85	137
Benefits paid	(46)	(41)
Foreign currency translation and other	10	10
Projected benefit obligation, ending	1,269	1,143
Fair Value Of Plan Assets [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(176)	(173)
Foreign currency translation and other	2	2
Fair value of plan assets, beginning	3,719	3,182
Actual return on plan assets	454	595
Employer contributions	113	113
Fair value of plan assets, ending	4,112	3,719
Fair Value Of Plan Assets [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(46)	(41)
Foreign currency translation and other	3	10
Fair value of plan assets, beginning	809	690
Actual return on plan assets	86	100
Employer contributions	47	50
Fair value of plan assets, ending	$ 899	$ 809